UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Libra Advisors, LLC

Address:    777 Third Avenue
            27th Floor
            New York, NY 10017

13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ranjan Tandon
Title:      Managing Member
Phone:      (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, New York     May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $460,855
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number              Name

1.    028-10574                         Libra Associates, LLC

2.    028-10573                         Libra Fund, L.P.
--    -------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION    MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------   -----   ----      ------ ----
ADVANTAGE OIL & GAS LTD       COM              00765F101   6,170       688,400 SH         Shared-Defined 1,2      688,400
AGNICO EAGLE MINES LTD        COM              008474108  21,648       326,011 SH         Shared-Defined 1,2      326,011
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206   3,766        78,531 SH         Shared-Defined 1,2       78,531
BANRO CORP                    COM              066800103   6,071     2,375,819 SH         Shared-Defined 1,2    2,375,819
BARRICK GOLD CORP             COM              067901108   3,893        75,000 SH         Shared-Defined 1,2       75,000
BRIGUS GOLD CORP              COM              109490102   1,819     1,185,000 SH         Shared-Defined 1,2    1,185,000
CAPITAL GOLD CORP             COM NEW          14018Y205   9,217     1,433,682 SH         Shared-Defined 1,2    1,433,682
CHINA MOBILE LIMITED          SPONSORED ADR    16941M109  52,904     1,143,877 SH         Shared-Defined 1,2    1,143,877
CLAUDE RES INC                COM              182873109  10,175     4,115,100 SH         Shared-Defined 1,2    4,115,100
EQUAL ENERGY LTD              COM              29390Q109   5,279       640,500 SH         Shared-Defined 1,2      640,500
EVERGREEN ENERGY INC NEW      COM NEW          30024B203   3,040     1,153,846 SH         Shared-Defined 1,2    1,153,846
EXETER RES CORP               COM              301835104  10,655     2,004,200 SH         Shared-Defined 1,2    2,004,200
EXTORRE GOLD MINES LTD        COM              30227B109   9,604     1,621,100 SH         Shared-Defined 1,2    1,621,100
FRONTEER GOLD INC             COM              359032109  15,119     1,001,000 SH         Shared-Defined 1,2    1,001,000
GAMMON GOLD INC               COM              36467T106  51,035     4,909,284 SH         Shared-Defined 1,2    4,909,284
GANNETT INC                   COM              364730101   3,046       200,000 SH         Shared-Defined 1,2      200,000
GOLDCORP INC NEW              COM              380956409  34,841       699,568 SH         Shared-Defined 1,2      699,568
GOLDCORP INC NEW              *W EXP           380956177     221        57,000 SH         Shared-Defined 1,2       57,000
                              06/09/201
GOLDEN STAR RES LTD CDA       COM              38119T104   3,100     1,043,859 SH         Shared-Defined 1,2    1,043,859
GRAN TIERRA ENERGY INC        COM              38500T101   7,754       962,462 SH         Shared-Defined 1,2      962,462
GREAT BASIN GOLD LTD          COM              390124105  25,145     9,570,779 SH         Shared-Defined 1,2    9,570,779
HUDBAY MINERALS INC           COM              443628102  15,887       976,556 SH         Shared-Defined 1,2      976,556
KEEGAN RES INC                COM              487275109  13,687     1,572,100 SH         Shared-Defined 1,2    1,572,100
KINROSS GOLD CORP             COM NO PAR       496902404   4,241       269,367 SH         Shared-Defined 1,2      269,367
MICROSOFT CORP                COM              594918104  34,875     1,373,558 SH         Shared-Defined 1,2    1,373,558
MINEFINDERS LTD               COM              602900102   6,462       490,470 SH         Shared-Defined 1,2      490,470
NEWMONT MINING CORP           COM              651639106  16,763       307,123 SH         Shared-Defined 1,2      307,123
QUATERRA RES INC              COM              747952109   4,830     3,469,067 SH         Shared-Defined 1,2    3,469,067
RUBICON MINERALS CORP         COM              780911103   9,613     1,858,700 SH         Shared-Defined 1,2    1,858,700
SILVER WHEATON CORP           COM              828336107  19,665       453,518 SH         Shared-Defined 1,2      453,518
SK TELECOM LTD                SPONSORED ADR    78440P108   8,178       434,793 SH         Shared-Defined 1,2      434,793
SONDE RES CORP                COM              835426107   1,952       549,200 SH         Shared-Defined 1,2      549,200
TASEKO MINES LTD              COM              876511106   3,561       600,058 SH         Shared-Defined 1,2      600,058
THOMPSON CREEK METALS CO INC  COM              884768102   3,009       240,365 SH         Shared-Defined 1,2      240,365
YAMANA GOLD INC               COM              98462Y100  33,628     2,724,500 SH         Shared-Defined 1,2    2,724,500

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